Fair Value - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Corporate bonds
Fair Value (Details) [Line Items]
Transfer from level 1 to level 2	$ 88,318
Transfer from level 2 to level 1	84,178
Foreign governments
Fair Value (Details) [Line Items]
Transfer from level 1 to level 2	1,737
Equity securities
Fair Value (Details) [Line Items]
Transfer from level 3 to level 1	$ 6,990